SHARE-BASED COMPENSATION AND OTHER PLANS (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred stock units (DSUs)
Share-based Compensation and Other Plans
Shares granted under the plans	21,203	14,484
Stock Options
Share-based Compensation and Other Plans
Vesting period (in years)	4 years
Vesting percentage per year (as a percent)	0.25
Expiration period (in years)	P10Y
Stock options activity
Outstanding at beginning of year (in shares)	1,022,407
Forfeited or expired (in shares)	(312,109)
Outstanding at end of year (in shares)	710,298
Options exercisable at end of year (in shares)	710,298
Stock options, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	1,236.64
Forfeited or expired (in dollars per share)	1,383.18
Outstanding at the end of the period (in dollars per share)	1,172.25
Options exercisable at the end of the period (in dollars per share)	1,172.25
Stock options, Weighted Average Remaining Contractual Life
Outstanding at beginning of period (in years)	3.20
Outstanding at end of the period (in years)	2.96
Options exercisable at end of the period (in years)	2.96
Aggregate intrinsic value for outstanding options	0
Shares issued in connection with previous exercises of options with delivery deferred	506